Revision (Tables)	12 Months Ended
Mar. 31, 2024
Reclassification Adjustments [Abstract]
Schedule of reclassification from accumulated other comprehensive income for digital currency sales [Table Text Block]
	As previously reported	Adjustments	As revised

Consolidated Statements of Financial Position

Accumulated other comprehensive income	$7,404	$-	$7,404
Accumulated deficit	$(296,666)	$-	$(296,666)

Consolidated Statements of income and Comprehensive income

Revaluation of digital currencies	$(70,891)	$15,111	$(55,780)
Loss on sale of digital currencies	$(1,825)	$(15,111)	$(16,936)

Net loss for the period	$(236,423)	$-	$(236,423)